SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONDENSED FINANCIAL STATEMENTS
Net income (loss)	$ (258,919,494)	$ (242,562,132)	$ 331,175
Other comprehensive income:
Foreign currency translation adjustment	8,777,439	3,190,413	32,421,826
Reclassification adjustment for loss included in net income			3,043,258
Other comprehensive income	8,777,439	3,190,413	35,465,084
Comprehensive income (loss) attributable to ReneSola Ltd	(250,138,100)	(239,325,126)	35,798,048
RENESOLA LTD
CONDENSED FINANCIAL STATEMENTS
Net income (loss)	(258,915,539)	(242,515,539)	332,964
Other comprehensive income:
Foreign currency translation adjustment	8,777,439	3,190,413	32,421,826
Reclassification adjustment for loss included in net income			3,043,258
Other comprehensive income	8,777,439	3,190,413	35,465,084
Comprehensive income (loss) attributable to ReneSola Ltd	$ (250,138,100)	$ (239,325,126)	$ 35,798,048